Employee Benefit Plans Summary of ARX Defined Contribution Plan (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Defined Contribution Pension Plan 401k
Defined Contribution Plan Disclosure [Line Items]
Matching contributions	$ 106.8	$ 97.3	$ 86.8